Consolidated statements of profit or loss and other comprehensive income - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenue from continuing operations			$ 119
Other income	$ 995	$ 1,465	12,989
Finance income - bank interest	66	100
Expenses
Research and development expense	(9,494)	(6,475)	(9,774)
General and administrative expense	(3,690)	(3,785)	(5,598)
Loss on disposal of fixed assets		(1)	(137)
Fair value losses on financial assets at fair value through profit or loss	(168)	(1,809)	(1,114)
Loss on revaluation of contingent consideration	(474)	(63)
Impairment of financial assets			(2,830)
Loss before income tax expense from continuing operations	(12,765)	(10,568)	(6,344)
Income tax benefit	298	298	305
Loss after income tax expense for the year	(12,467)	(10,270)	(6,039)
Items that may be reclassified subsequently to profit or loss
Gain/(Loss) on the revaluation of available-for-sale financial assets, net of tax
Net exchange difference on translation of financial statements of foreign controlled entities, net of tax	(4)	(89)	(251)
Other comprehensive income for the year, net of tax	(4)	(89)	(251)
Total comprehensive income for the year	(12,471)	(10,359)	(6,290)
Loss for the year is attributable to:
Owners of Kazia Therapeutics Limited	(12,467)	(10,270)	(6,039)
Loss after income tax expense for the year	(12,467)	(10,270)	(6,039)
Total comprehensive income for the year is attributable to:
Owners of Kazia Therapeutics Limited	(12,471)	(10,359)	(6,290)
Total comprehensive income for the year	$ (12,471)	$ (10,359)	$ (6,290)
Earnings per share for loss from continuing operations attributable to the owners of Kazia Therapeutics Limited
Basic earnings per share	$ (17.07)	$ (17.86)	$ (12.48)
Diluted earnings per share	(17.07)	(17.86)	(12.48)
Earnings per share for loss attributable to the owners of Kazia Therapeutics Limited
Basic earnings per share	(17.07)	(17.86)	(12.48)
Diluted earnings per share	$ (17.07)	$ (17.86)	$ (12.48)